Exhibit 99.1

The Directors

Permanent Master Issuer PLC

35 Great St Helen’s

London

EC3A 6AP

(the “Issuer”)

Bank of Scotland plc

The Mound

Edinburgh

EH1 1YZ

(the “Originator”)

Lloyds Bank PLC

25 Gresham Street

London

EC2N 7HN

(the “Arranger”)

ING Bank N.V.

Bijlmerplein 888

1102 MG Amsterdam

The Netherlands

(“ING”)

J.P. Morgan Securities plc

25 Bank Street

London E14 5JP

United Kingdom

(“JPM”)

Lloyds Securities Inc.

1095 Avenue of the Americas

34th Floor

New York, NY 10036

(“Lloyds Securities” and together with ING and JPM, the “Dealers”)

2 October 2015

PROPOSED 2015-1 ISSUE BY PERMANENT MASTER ISSUER PLC OF NOTES UNDER THE RESIDENTIAL MORTGAGE BACKED PROGRAMME (the “Issue”)

Dear Sirs

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Originator, the Arranger and the Dealers (together the “Specified Parties”). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage backed Notes by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of those parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This letter (the “Asset Agreed Upon Procedures Letter”) is addressed to the Board of Directors of the Issuer, the Originator, the Arranger and the Dealers who have agreed to participate in the proposed Issue.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The Originator provided us with a data file “Project Chloe.mdb” with a cut-off date of 31 May 2015 (the “cut-off date”) (the “First Pool Run”) containing information for each loan in the Loan Pool. The Originator then provided us with the data file “Project Chloe – Deloitte Data.xlsx” which contained information for each loan in the Sample Pool.

We have carried out the agreed procedures during the period July and August 2015 on a random sample of 458 loans selected from the First Pool Run (the “Sample Pool”) using the following sampling approach.

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company’s records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the agreed upon procedures related to the documentation and authorisation procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.14 under the agreed upon procedures sections below, have been limited to comparing whether the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these agreed upon procedures was the Mortgage Application Form/Application Summary, Customer Confirmation, Customer Declaration Form, Offer, Valuation Report, MSP Archive, Mortgage Deed held on the land registry website, Land Registry Charge, MSP System, mortgage customer profile on the WIN XCEL System and UFSS System (together, the “Systems”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the Loan Pool contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the Loan Pool and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

For the purposes of this Asset Agreed Upon Procedures Report, the failure of a single attribute is termed an error. 4 errors were found during our agreed upon procedures.

2.	Agreed upon procedures relating to the underlying loan documentation

2.1.	Borrower’s Name(s)

In cases where the surname of the female applicant changed to the surname of the male applicant we are informed by the Issuer that such changes are as a result of the changes in the marital status of the applicant. For the avoidance of doubt, we did not check that the changes in the surname of the applicant were due to the change in the marital status of the applicant as no evidence of changes to the marital status were available in the mortgage files.

2.1.1. For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown in the Sample Pool substantially agreed with that/those shown on the Mortgage Application Form or to at least one of the Systems. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the above document or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.1.2. For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown in the Sample Pool substantially agreed with the Offer or to at least one of the Systems. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the above document or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.1.3. For each loan in the Sample Pool, we confirmed whether the borrower’s name(s) shown on the Sample Pool substantially agreed with that/those shown on Valuation Report or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) substantially agreed to the above document or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.1.4. For each loan in the Sample Pool that was flagged with a registered title number, we confirmed whether the borrower’s name(s) shown on the Sample Pool substantially agreed to the Mortgage Deed or Land Registry Charge. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) agreed to the Mortgage Deed or Land Registry Charge, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.2.	Property Address

We were instructed by the Issuer that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. Additionally, for new build properties, we were instructed by the Issuer to assume that differences between the property address in the Sample Pool and the loan documentation should not be considered to be errors if the property address was not substantially different as it can be expected that the property address can change as a mortgage progresses from application to completion. For the avoidance of doubt, if the postcode was missing, incomplete or incorrect, but the other segments of the property address substantially agreed then we did not treat this as an error. For the avoidance of doubt if the property address and the Sample Pool were not substantially different then we did not treat this as an error.

2.2.1. For each loan in the Sample Pool, we confirmed whether the property address shown in the Sample Pool substantially agreed with that on the Mortgage Application Form or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the above document or to at least one of the Systems, except for 1 error.

Deloitte Reference Number	Description of Error
282	Address shown on Sample Pool is the correspondence address not the security address

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.2.2. For each loan in the Sample Pool, we confirmed whether the property address shown in the Sample Pool substantially agreed with the Offer or to at least one of the Systems. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the above document or to at least one of the Systems, except for 1 error.

Deloitte Reference Number	Description of Error
282	Address shown on Sample Pool is the correspondence address not the security address

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.2.3. For each loan in the Sample Pool, we confirmed whether the property address shown on the Sample Pool substantially agreed with that shown on the Valuation Report or to at least one of the Systems. For accounts that had been migrated from the system we checked to the MSP Archive. Substantially agreed is defined as being able to identify the address where minor spelling errors had occurred. We found that the property address substantially agreed to the above document / or to at least one of the Systems, except for 1 error.

Deloitte Reference Number	Description of Error
282	Address shown on Sample Pool is the correspondence address not the security address

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.2.4. For each loan in the Sample Pool that was flagged with a registered title number, we confirmed whether the property address shown on the Sample Pool substantially agreed to the Mortgage Deed or Land Registry Charge. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred. We found that the property address agreed to the Mortgage Deed or Land Registry Charge, except for 1 error.

Deloitte Reference Number	Description of Error
282	Address shown on Sample Pool is the correspondence address not the security address

As a result of the procedures performed there is a 99% confidence that not more than 2% of the loan population contained errors.

2.3.	Property Tenure

We were informed by the Originator that the property tenure was removed from the Offer during the launch of Mortgage Regulation in September 2004 as the Offer was completely redesigned since the property tenure was no longer required by the FSA. In practice the Originator deemed this information necessary and the Originator made the decision to add property tenure back into the Offer on 12 March 2005. For this procedure, we were instructed by the Originator on behalf of the Issuer to agree the property tenure for those loans originated before 12 March 2005 to the Systems instead of the Offer.

2.3.1. For each loan in the Sample Pool, we confirmed whether the property tenure shown in the Sample Pool agreed with the Offer or to at least one of the Systems. We found that the property tenure agreed to the above document / or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.3.2. For each loan in the Sample Pool, we confirmed whether the property tenure shown in the Sample Pool agreed with the Valuation Report or to at least one of the Systems, in the case of “drive by valuations”. We found that the property tenure agreed to the above document or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.4.	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown in the Sample Pool agreed with the Offer or to at least one of the Systems. We found that the loan purpose agreed to the above source document / to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.5.	Purchase Price

For each loan in the Sample Pool, we confirmed whether the purchase price shown in the Sample Pool agreed with the Offer or to at least one of the Systems. We found that the purchase price agreed to the above source document / to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.6.	Amount(s) Advanced (original loan amounts)

For each loan in the Sample Pool, we confirmed whether the amount advanced shown in the Sample Pool agreed to within £50 of that shown on the Offer or to at least one of the Systems. We found that the amount advanced agreed to within £50 of that shown on the above document or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.7.	Date Advanced (completion date)

For each loan in the Sample Pool, we confirmed whether the date the amount was advanced in the Sample Pool agreed with that shown on UFSS System. We found that the date the amount was advanced in the Sample Pool agreed with that shown on the UFSS System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.8.	Securitisation Balance

For each loan in the Sample Pool, we confirmed whether the securitisation balance amount shown in the Sample Pool agreed to within £50 of the securitisation balance amount shown on the UFSS System as at 31 May 2015. We found that the securitisation balance amount shown in the Sample Pool agreed to within £50 of the securitisation balance amount shown on the UFSS System as at 31 May 2015, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.9.	Loan Term

For each loan in the Sample Pool, we confirmed whether the loan term shown in the Sample Pool agreed to the Loan Term for the primary account shown on the Offer or to at least one of the Systems. We found that the loan term shown in the Sample Pool agreed to the Loan Term for the primary account shown on the above document or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.10.	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date shown in the Sample Pool agreed to the Valuation Report or to at least one of the Systems. We found that the valuation date shown in the Sample Pool agreed to the above document or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.11.	Valuation Amount

For each loan in the Sample Pool, we confirmed whether the valuation amount shown in the Sample Pool agreed to either the ‘Present Condition’ or ‘Essential repairs/construction completed’ valuation amount stated on the Valuation Report or to at least one of the Systems. We found that the valuation amount shown in the Sample Pool agreed to the above document or to at least one of the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.12.	Approved Valuer

For each loan in the Sample Pool, we confirmed whether the approved valuer shown in the Sample Pool agreed to the list of approved valuers on the Systems for the purposes of this procedure. We found that an approved valuer on the Sample Pool agreed to the list of approved valuers on the Systems, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.13.	Document Signatories

2.13.1. For each loan in the Sample Pool, we confirmed the Customer Confirmation was present in the loan file or the Customer Declaration Form or Mortgage Deed had been signed in the space designated for the borrower(s) signature. For the avoidance of doubt, we did not perform any procedures to verify the signature on the Customer Confirmation, Customer Declaration or Mortgage Deed was that of the borrower(s). We found that the Customer Confirmation was present in the loan file or the Customer Declaration Form or Mortgage Deed had been signed in the space designated for the borrower(s) signature, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.13.2. For each loan in the Sample Pool, we confirmed the Valuation Report had been signed in the space designated for the Valuer, where a mortgage loan was processed on the MSP system we confirmed that the electronic valuation was on the MSP System. We found that the Valuation Report had been signed by the space designated for the Valuer for mortgages not processed on the MSP System or there was an electronic valuation on the MSP System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.13.3. For each loan in the Sample Pool, we confirmed whether the loan had ‘First Charge’ status shown on the Land Registry Charge. We found that the loan had ‘First Charge’ status shown on the Land Registry Charge, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

2.14.	Account Number

For each mortgage in the Sample Pool, we confirmed the account number shown on the Sample Pool agreed with that shown on the Systems as at 31 May 2015. We found that the account number agreed with that shown on the Systems as at 31 May 2015, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the loan population contained errors.

3.	Scope of our Asset Agreed Upon Procedures Letter

The scope of our work in preparing this Asset Agreed Upon Procedures Letter was limited solely to those procedures set out above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Letter should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Letter.

We were not engaged to, and did not conduct an audit, the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This Asset Agreed Upon Procedures Letter has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Letter is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this letter in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Letter

This Asset Agreed Upon Procedures Letter is provided solely for the private information and use of the Issuer, the Originator, the Arranger and the Dealers and is not intended to be and should not be used by anyone other than the Issuer, the Originator, the Arranger and the Dealers. This Agreed Upon Procedure letter should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure letter, the services performed hereunder, or Deloitte LLP’s engagement hereunder be referred to in any publicly filed or publicly available document except under the terms specified in our engagement letter dated 18 September 2015. For the avoidance of doubt, the Arranger and the Dealers are being provided with the Asset Agreed Upon Procedures Letter in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Letter please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

/s/ Deloitte LLP

Deloitte LLP